Description of Business (Details) $ / shares in Units, shares in Thousands, $ in Thousands		9 Months Ended
	Jan. 29, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Exchange ratio	2.1504
Number of shares issued (PIPE shares)	37,500
Share price (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price in private placement | $	$ 375,000
Capital stock, shares authorized (in shares)	760,000
Common stock, shares authorized (in shares)	750,000	750,000	750,000	750,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000	10,000	10,000	10,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Gross proceeds | $	$ 475,000
Gross proceeds from the PIPE | $	$ 375,000	$ 375,000